Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of material related party transactions

			For the year ended December 31,
			2017	2018	2019
			RMB	RMB	RMB	US$
Services received from:	(i	)
Kingsoft Group			45,173	19,532	23,804	3,419
Tencent Group			48,094	70,867	73,655	10,580
OrionStar Group			—	—	16,857	2,421
Xiaomi Group			61,042	7,356	—	—
Services provided to:	(ii	)
Tencent Group			58,669	197,992	176,099	25,295
OrionStar Group			10,920	21,903	20,242	2,908
Pixiu Group			—	6,900	13,450	1,932
Purchase of products:
OrionStar Group	( iii	)	—	9,136	98,197	14,105
Loans and investments provided to:
OrionStar Group			264,768	203,216	278,693	40,032
Pixiu Group			—	33,620	39,973	5,742
Shenzhen Feipai			5,000	13,000	3,000	431
Others			—	—	59,816	8,592
Capital injection received from:
Matrix Partners			151,419	—	—	—

(i)
The Group entered into agreements with Kingsoft Group, Tencent Group, OrionStar Group and Xiaomi Group, pursuant to which these entities provided services including corporate, technology support and leasing services to the
Group
.

(ii)	The Group entered into a series of agreements with Tencent Group and OrionStar Group to provide online marketing services and technical support services.
(iii)	The Group entered into a distributorship and cooperation agreement with OrionStar Group, pursuant to which the Group bec a me the exclusive worldwide distributor for OrionStar Group’s robotics products.

Amount due from related parties
Schedule of material related party transactions

	As of December 31,
	2018	2019
	RMB	RMB	US$
Live.me Group	—	87,302	12,540
Tencent Group	52,338	67,044	9,630
Pixiu Group	39,968	49,788	7,152
OrionStar Group	31,450	42,352	6,083
Kingsoft Group	10,570	3,138	451
Other related parties (i)	13,803	9,164	1,317

Total	148,129	258,788	37,173

(i)
As of December 31, 2018 and 2019, the amount of due from related parties included convertible loans of RMB18,000 and RMB21,000 (US$3,016) to a related party. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with
ASC 810, Consolidation
, the related party is a variable interest entit
y
, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2018 and 2019, the convertible loan has been fully impaired. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the related-party that most significantly impact its economic performance.

Amount due to related parties
Schedule of material related party transactions

	As of December 31,
	2018	2019
	RMB	RMB	US$
OrionStar Group	4,732	32,368	4,649
Tencent Group	17,462	29,757	4,274
Live.me Group	—	17,509	2,515
Kingsoft Group	11,937	8,683	1,247
Other related parties	3,167	3,893	560

Total	37,298	92,210	13,245